Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue		$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Cost of revenue		715	687	1,398	1,313	1,338
Selling, general and administrative expenses		468	439	875	795	892
Goodwill impairment	$ 37			37	0	0
Operating income		217	192	368	412	287
Interest expense		(28)	(16)	(35)	(17)	(1)
Other (expense) income, net		18	16	13	(12)	(12)
Income before income taxes		207	192	346	383	274
Income tax expense		41	35	70	74	36
Net income		166	157	276	309	238
Less: net income attributable to non-controlling interests		9	8	16	16	14
Net income attributable to stockholders of UL Solutions		$ 157	$ 149	$ 260	$ 293	$ 224
Earnings per common share:
Basic (in dollars per share)		$ 0.79	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Diluted (in dollars per share)		$ 0.78	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Weighted average common shares outstanding:
Basic (in shares)		200,000,000	200,000,000	200,000,000	200,000,000	36,813,350
Diluted (in shares)		201,000,000	200,000,000	200,000,000	200,000,000	36,813,350